Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Cash flows used in operating activities
Loss from continuing operations for the period	$ (3,320,890)	$ (4,108,710)
Items not affecting cash:
Accretion expense	7,367	8,427
Accrued interest income	(80,343)	(51,900)
Accrued interest expense	10,559	3,323
Allowance for credit loss		129,778
Amortization - intangibles	527,086	56,548
Amortization - licenses		211,847
Amortization - right-of-use asset	68,915
Depreciation	64,539	24,357
Change in value of derivatives	(1,598,952)	160,364
Deferred income tax recovery	(308,589)
Government grant	(5,967)
Interest on lease liability	7,730
(Gain) loss on settlement of debt		(38,257)
Loss on disposal of equipment	(6,688)
Share-based compensation	129,558	1,525,106
Shares issued for services	67,500	46,948
Unrealized foreign exchange	41,458	4,036
Unrealized gains on equity instruments		(1,139,133)
Write-off of license fees		481,026
Changes in non-cash working capital:
Receivables	207,745	(57,322)
Prepaids	(119,396)	303,406
Accounts payable and accrued liabilities	(119,991)	49,890
Deferred revenue	656,763
Cash flows from (used in) operating activities	(3,771,596)	(2,390,266)
Cash flows used in investing activities
Cash acquired on purchase of iGEMS	21,981
Cash acquired on purchase of DCU	209,295
Acquisition of equipment	(1,260)
Investment in content	(171,160)
Investment in intangibles	(25,000)
Advances for acquisitions	(198,849)	(572,880)
Cash flows from (used in) investing activities	(164,993)	(572,880)
Cash flows provided by financing activities
Loan proceeds from related parties	138,150
Long-term debt repayments		(5,335)
Interest paid on loans		(2,049)
Lease payments	(67,391)
Shares and warrants issued for cash		6,000,000
Share issuance costs		(555,046)
Warrants exercised and issued for cash		2,613,993
Options exercised and issued for cash		19,000
Cash flows from (used in) financing activities	70,759	8,070,563
Effect of foreign exchange on cash	7,840	4,399
Change in cash during the period	(3,857,990)	5,111,816
Cash, beginning of period	4,305,461	543,749
Cash, end of period	447,471	5,655,565
Interest received
Interest paid		$ 2,049